4. MARKETABLE SECURITIES	12 Months Ended
Sep. 30, 2022
Notes
4. MARKETABLE SECURITIES

4.MARKETABLE SECURITIES

On February 3, 2022, the Company received 1,000,000 shares of Allied Copper Corp. (“Allied”) valued at $225,000 pursuant to an option agreement entered into in 2021 for the Klondike property (Note 5(c)). On September 8, 2022, the Company received 250,000 Allied shares valued at $42,500 pursuant to an option agreement entered into in 2022 for the Stateline property (Note 5(d)). The shares are measured and presented at fair value using the observable market share price as at the dates of the statements of financial position. The gain or loss as a result of the re-measurement is recorded in profit and loss.

On August 8, 2022, the Company paid the finders for the Klondike property by transferring 94,293 Allied shares at a value of $20,800 (US$16,000) with a loss on the transfer of Allied shares of $416 recognized.

September 30, 2022	Number of Shares	Cost	Fair Value
Allied Copper Corp.	1,155,707	$ 246,284	$ 161,799

	September 30, 2022	September 30, 2021
Net changes in fair value of marketable securities through profit and loss
Value at February 3, 2022	$225,000	$-
Shares received	42,500
Shares transferred	(21,216)
Change in unrealized (loss)	(84,485)	-
Value at September 30, 2022	$161,799	$-